Convertible Preferred Stock and Stockholder's Deficit - Summary of Common Stock Reserved for Future Issuance (Detail)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Common Stock [Line Items]
Common stock underlying Series A Preferred Stock	711,223,622
Warrants outstanding	138,462
Stock options outstanding	63,847,938
Options reserved for future issuance under the Company's 2012 Incentive Plan	26,152,062
Total reserved for future issuance	801,362,084